1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000

June 12, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ClearBridge Appreciation Fund, a series of Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated June 7, 2017 to the Prospectus dated March 1, 2017, for ClearBridge Appreciation Fund filed under Rule 497(e) with the Securities and Exchange Commission on June 7, 2017.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

Juliet Y. Mun, Willkie Farr & Gallagher LLP

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in alliance with Dickson Minto W.S., London and Edinburgh